CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Loss [Abstract]
Net loss	$ (1,236,372)	$ (756,543)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Other comprehensive (loss) income:
Realization of cumulative translation adjustment included in net loss					(1,227,656)
Foreign currency translation adjustments	(1,262)	(19,902)	(2,946)	(6,533)	(194)	(239,975)	68,824
Net unrealized losses on investments							(6,483)
Comprehensive loss	$ (1,237,634)	$ (776,445)	$ (3,350,703)	$ (3,442,964)	$ (6,147,965)	$ (4,037,548)	$ (34,786,936)